DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)							12 Months Ended
	Jul. 29, 2021 USD ($)	Jul. 11, 2021 USD ($) $ / shares shares	Feb. 21, 2021 USD ($)	Aug. 24, 2020 USD ($) $ / shares	Aug. 20, 2020 shares	Aug. 18, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) d $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jan. 30, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | d							1
Proceeds from sale of Private Placement Units							$ 0	$ 6,500,000
Proceeds from issuance							0	$ 25,000
Cash held outside the Trust Account							177,386
Working capital							$ 3,785,966
Membership Interest Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares par value | $ / shares		$ 0.0001
Numerator for calculation		$ 32,500,000,000
Denominator for calculation | $ / shares		$ 10.00
Number of escrow units | shares		6,000,000
Dividends payable		$ 1,029,000,000
Exercise price | $ / shares		$ 11.50
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination use of proceeds percentage							0.80
Condition for future business combination threshold Percentage Ownership							0.50
Redemption price per share | $ / shares							$ 10.00
Business combination limit on net tangible assets							$ 5,000,001
Redemption limit percentage without prior consent							0.15
Redemption period upon closure							10 days
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)							100.00%
Maximum Allowed Dissolution Expenses							$ 100,000
Related party committed loan amount to consummate business combination	$ 1,000,000
Sponsor [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Related party committed loan amount to consummate business combination	$ 250,000		$ 750,000
Class A Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares							11,825,000
Common stock shares par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares						$ 10.00
Proceeds from issuance IPO							$ 230,000,000
Payments for investment of cash in Trust Account						$ 200,000,000
Transactions costs associated with the Initial Public Offering							13,128,937
Underwriting fees							4,600,000
Deferred underwriting fee payable							8,050,000
Other offering costs							$ 478,937
Initial Public Offering [Member] | Class A Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares) | shares						20,000,000
Share price | $ / shares						$ 10.00
Proceeds from issuance IPO						$ 200,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares						650,000	650,000
Price of warrant | $ / shares						$ 10.00	$ 10.00
Proceeds from sale of Private Placement Units						$ 6,500,000	$ 6,500,000
Exercise price | $ / shares							$ 11.50
Over Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares) | shares					3,000,000
Share price | $ / shares				$ 10.00
Proceeds from issuance				$ 30,000,000
Aggregate proceeds held in the Trust Account				$ 230,000,000